UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Petersen, Flynn & Dinsmore, Inc.
Address:	One Market Plaza, 1208 Steuart Tower
		San Francisco, CA  94105

Form 13F File Number:	28-05773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bradford W. Dinsmore
Title:		President
Phone:		415-777-0344

Signature, Place and Date of Signing:

/s/ Bradford W. Dinsmore
_______________________________
Bradford W. Dinsmore				San Francisco, CA		February 9, 2004


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			84
Form 13F Information Table Value Total:			152,462 (x$1000)


List of Other Included Managers:

NONE

Form 13F Information Table
						  	VALUE  	Shares/	Sh/	    Invstmt	Voting		Other
ISSUER			  	  CLASS	 CUSIP         (x$1000)	Prn Amt	Prn	   Discretion	Authority	Managers
---------------------------------------------------------------------------------------------------------------------------
Adept Technology               	Common	685410300	29678	20900	SH		SOLE	SOLE
La Jolla Pharmaceutical Co.    	Common	503459109	74550	17500	SH		SOLE	SOLE
Innkeepers USA Trust           	Common	4576J0104      	133920	16000	SH		SOLE	SOLE
Ennis Business Forms Inc.      	Common	293389102	168300	11000	SH		SOLE	SOLE
Universal Electronics Inc.     	Common	913483103	168308	13211	SH		SOLE	SOLE
Stewart & Stevenson Services   	Common	860342104	172815	12300	SH		SOLE	SOLE
Autobytel Inc.                 	Common	05275N106      	173090	19000	SH		SOLE	SOLE
Superior Energy Services Inc   	Common	868157108	188940	20100	SH		SOLE	SOLE
Grant Prideco, Inc.            	Common	38821G101      	190092	14600	SH		SOLE	SOLE
American International Gr      	Common	268741070	204407	3084	SH		SOLE	SOLE
Hibbett Sporting Goods Inc.    	Common	428565105	205620	6900	SH		SOLE	SOLE
Playtex Products Inc.          	Common	72813P100      	206777	26750	SH		SOLE	SOLE
Guitar Center Inc.             	Common	402040109	212160	6500	SH		SOLE	SOLE
Emcor Group Inc.               	Common	29084Q100      	215110	4900	SH		SOLE	SOLE
Bank One Corp                  	Common	06423A103      	227950	5000	SH		SOLE	SOLE
Ritchie Bros Auctioneers       	Common	767744105	228330	4300	SH		SOLE	SOLE
Jakks Pacific Inc.             	Common	4.70E+110	232755	17700	SH		SOLE	SOLE
Olin Corp                      	Common	680665205	234702	11700	SH		SOLE	SOLE
Dover Corp.                    	Common	260003108	238500	6000	SH		SOLE	SOLE
BankAmerica Corp               	Common	06605F102      	241290	3000	SH		SOLE	SOLE
Procter and Gamble             	Common	742718109	246703	2470	SH		SOLE	SOLE
Agnico Eagle Mines             	Common	847410800	248038	20550	SH		SOLE	SOLE
Universal Compression Holding	Common	913431102	266832	10200	SH		SOLE	SOLE
British Petroleum Amoco        	Common	556221040	280604	5686	SH		SOLE	SOLE
West Marine Inc.              	Common	954235107	288750	10500	SH		SOLE	SOLE
Varian Medical Systems         	Common	922204102	297130	4300	SH		SOLE	SOLE
Rockwell Collins Inc.          	Common	774341101	324324	10800	SH		SOLE	SOLE
JF China Region Fund           	Common	46614T107      	342706	18955	SH		SOLE	SOLE
Anglogold Ltd. Spn. Adr.       	ADR	351282060	343245	7350	SH		SOLE	SOLE
Valley National Bancorp        	Common	919794107	344881	11811	SH		SOLE	SOLE
Wells Fargo                    	Common	949746101	352986	5994	SH		SOLE	SOLE
Southern Union Co.             	Common	844030106	355580	19325	SH		SOLE	SOLE
ConocoPhillips                 	Common	20825C104      	376634	5744	SH		SOLE	SOLE
Rockwell International Corp.   	Common	773903109	384480	10800	SH		SOLE	SOLE
Morgan Stanley Dean Witter     	Common	617446448	386803	6684	SH		SOLE	SOLE
May Department Stores          	Common	577778103	409887	14100	SH		SOLE	SOLE
Newmont Mining Corp.           	Common	651639106	422907	8700	SH		SOLE	SOLE
Allstate Corp                 	Common	200021010	430200	10000	SH		SOLE	SOLE
Veeco Instruments Inc.         	Common	922417100	481536	17100	SH		SOLE	SOLE
US Xpress Enterprises Inc.     	Common	90338N103      	488432	39872	SH		SOLE	SOLE
Wyeth                          	Common	983024100	502777	11844	SH		SOLE	SOLE
Templeton Developing Mkts Tru 	Common	88018W302      	506042	33826	SH		SOLE	SOLE
Amgen                          	Common	311621000	516873	8365	SH		SOLE	SOLE
ChevronTexaco Corp.            	Common	166764100	621662	7196	SH		SOLE	SOLE
Cisco Systems                  	Common	17275R102      	649557	26808	SH		SOLE	SOLE
Equity Office Properties Trust 	Common	294741103	683302	23850	SH		SOLE	SOLE
Essex Property Trust           	Common	297178105	710915	11070	SH		SOLE	SOLE
Citigroup                      	Common	172967101	729944	15038	SH		SOLE	SOLE
Kinder Morgan Energy           	Common	494550106	788812	16010	SH		SOLE	SOLE
DuPont E I                     	Common	263534109	835152	18199	SH		SOLE	SOLE
Biogen Idec Inc.               	Common	09062X103      	997065	27168	SH		SOLE	SOLE
Gilead Sciences                	Common	375558103      1042046	17880	SH		SOLE	SOLE
PepsiCo  Inc.                  	Common	713448108      1119998	24024	SH		SOLE	SOLE
Clicksoftware Technologies Ltd 	Common	M25082104      1225632	300400	SH		SOLE	SOLE
Johnson & Johnson              	Common	478160104      1300023	25165	SH		SOLE	SOLE
Bedford Properties             	Common	764463010      1302808	45505	SH		SOLE	SOLE
IPC Holdings Ltd.             	Common	G4933P101      1407985	36195	SH		SOLE	SOLE
Equity Residential Prop Trust  	Common	29476L107      1802765	61090	SH		SOLE	SOLE
Exxon Mobil                   	Common	30231G102      2065744	50384	SH		SOLE	SOLE
Templeton Dragon Fund          	Common	88018T101      2069929	115060	SH		SOLE	SOLE
MSDW Asia-Pacific Fund         	Common	61744U106      2074411	191190	SH		SOLE	SOLE
Men's Wearhouse                	Common	587118100      2310048	92365	SH		SOLE	SOLE
Weatherford International      	Common	G95089101      2652624	73684	SH		SOLE	SOLE
General Electric Company       	Common	369604103      3093631	99859	SH		SOLE	SOLE
King Pharmaceuticals Inc.      	Common	495582108      3282120	215080	SH		SOLE	SOLE
Newell Rubbermaid Co.          	Common	651229106      3304382	145120	SH		SOLE	SOLE
Bristol Myers Company          	Common	110122108      4711850	164750	SH		SOLE	SOLE
National City Corp.            	Common	635405103      4751600	140000	SH		SOLE	SOLE
ADC Telecommunications         	Common	886101000      4771988	1606730	SH		SOLE	SOLE
First Indl Realty Trust        	Common	32054K103      4880013	144593	SH		SOLE	SOLE
Molex Inc. CL A                	Class A	608554200      4963179	169334	SH		SOLE	SOLE
Service Master Co.             	Common	81760N109      4995648	428811	SH		SOLE	SOLE
GlobalSantaFe Corp.            	Common	G3930E101      5160418	207830	SH		SOLE	SOLE
Forest Oil Corporation         	Common	346091605      5270165	184465	SH		SOLE	SOLE
Catellus Dev Corp             	Common	149113102      5651924	234325	SH		SOLE	SOLE
Union Pacific Corp.            	Common	907818108      5927338	85310	SH		SOLE	SOLE
Thermo Electron                	Common	883556102      5971996	236984	SH		SOLE	SOLE
Precision Castparts Corp       	Common	740189105      6087664	134060	SH		SOLE	SOLE
Honeywell Inc.                 	Common	438516106      6420833	192068	SH		SOLE	SOLE
Pfizer Inc.                    	Common	717081103      6581661	186291	SH		SOLE	SOLE
Reliance Steel & Aluminum      	Common	759509102      6699918	201744	SH		SOLE	SOLE
Beckman Coulter Inc.           	Common	758111090      6703714	131885	SH		SOLE	SOLE
Flextronics International      	Common	Y2573F102      6839598	462135	SH		SOLE	SOLE
Conagra Food Inc               	Common	205887102      7656134	290115	SH		SOLE	SOLE